Related-Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investor | Pharmaceutical Products Development, LLC
Related Party Transaction [Line Items]
Revenue from related parties	$ 13,700,000	$ 9,100,000
Accounts receivable, related parties	2,000,000.0	6,900,000
Investor | AlloVir
Related Party Transaction [Line Items]
Revenue from related parties	300,000
Accounts receivable, related parties		0
Affiliated Entity | Novartis Pharma AG
Related Party Transaction [Line Items]
Revenue from related parties	$ 1,400,000	400,000
Accounts receivable, related parties		$ 100,000